Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of our Company, illustrating pay versus performance, or PVP.

	Summary Compensation Table Total for PEO Wine ($)(1)	Compensation Actually Paid to PEO Wine ($)(1)(4)	Summary Compensation Table Total for PEO Speetzen ($)(2)	Compensation Actually Paid to PEO Speetzen ($)(2)(4)	Avg. Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:
Year							Company TSR(5)	S&P 1500 Leisure TSR(6)	Net Income ($ in millions(7)	Adjusted EPS ($)(8)
2024	–	–	9,026,124	1,115,331	2,980,095	1,221,006	64.40	87.16	110.8	3.25
2023	–	–	8,873,477	6,091,505	3,084,958	2,296,051	102.50	101.83	502.8	9.16
2022	–	–	8,764,103	7,956,973	3,391,580	3,114,271	106.51	97.46	447.1	10.40
2021	–	–	9,758,906	10,909,327	4,432,529	5,484,661	113.33	139.52	493.9	9.13
2020	8,137,459	4,798,447	–	–	3,293,726	2,696,883	96.20	115.06	124.8	7.74

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	2020 principal executive officer (“PEO”): S. Wine
(2)	2021-2024 PEO: M. Speetzen
(3)	The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
2024: R. Mack, K. Pucel, S. Menneto, S. Eastman, M. Dougherty, and J. Williams
2023: R. Mack, K. Pucel, S. Menneto, and S. Eastman
2022: R. Mack, K. Pucel, S. Menneto, and S. Eastman
2021: R. Mack, K. Pucel, S. Menneto, and L. Clark Dougherty
2020: M. Speetzen, K. Pucel, S. Menneto, and S. Eastman

Peer Group Issuers, Footnote [Text Block]
(6)	For purposes of this PVP disclosure, our peer group is the S&P 1500 Leisure Index (“PVP Peer Group”). For each year, PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the PVP Peer Group.

Adjustment To PEO Compensation, Footnote
(4)	Compensation Actually Paid (“CAP”) illustrated in the table above for 2024 is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value Added (Deducted)	2024
For PEO:	Speetzen
- SCT “Stock Awards” column value	$3,318,386
- SCT “Option Awards” column value	$3,554,217
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$3,443,816
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(4,281,209)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$(200,797)
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$692,089
- SCT “Option Awards” column value	$741,274
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$648,733
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(909,266)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$(65,193)

Non-PEO NEO Average Total Compensation Amount	$ 2,980,095	$ 3,084,958	$ 3,391,580	$ 4,432,529	$ 3,293,726
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,221,006	2,296,051	3,114,271	5,484,661	2,696,883
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Compensation Actually Paid (“CAP”) illustrated in the table above for 2024 is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value Added (Deducted)	2024
For PEO:	Speetzen
- SCT “Stock Awards” column value	$3,318,386
- SCT “Option Awards” column value	$3,554,217
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$3,443,816
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(4,281,209)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$(200,797)
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$692,089
- SCT “Option Awards” column value	$741,274
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$648,733
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(909,266)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$(65,193)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs for 2024 to our performance:

Most Important Performance Measures
Total Shareholder Return (TSR)
Net Income
Adjusted Earnings per Diluted Share (EPS)

Total Shareholder Return Amount	$ 64.40	102.50	106.51	113.33	96.20
Peer Group Total Shareholder Return Amount	87.16	101.83	97.46	139.52	115.06
Net Income (Loss) Attributable to Parent	$ 110,800,000	$ 502,800,000	$ 447,100,000	$ 493,900,000	$ 124,800,000
Company Selected Measure Amount	3.25	9.16	10.40	9.13	7.74
PEO Name	M. Speetzen	M. Speetzen	M. Speetzen	M. Speetzen	S. Wine
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Diluted Share (EPS)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
S Wine [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 8,137,459
PEO Actually Paid Compensation Amount	0	0	0	0	4,798,447
M Speetzen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	9,026,124	8,873,477	8,764,103	9,758,906	0
PEO Actually Paid Compensation Amount	1,115,331	$ 6,091,505	$ 7,956,973	$ 10,909,327	$ 0
M Speetzen [Member] | Minus S C T Stock Awards Column Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,318,386
M Speetzen [Member] | Minus S C T Stock Awards Column Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	692,089
M Speetzen [Member] | Minus S C T Option Awards Column Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,554,217
M Speetzen [Member] | Minus S C T Option Awards Column Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	741,274
M Speetzen [Member] | Plus Covered Year End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,443,816
M Speetzen [Member] | Plus Covered Year End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	648,733
M Speetzen [Member] | Plus Minus Change In Fair Value From Prior Year Endto Covered Year End Of Covered Year End Outstanding Equity Awards Granted Prior To Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,281,209)
M Speetzen [Member] | Plus Minus Change In Fair Value From Prior Year Endto Covered Year End Of Covered Year End Outstanding Equity Awards Granted Prior To Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(909,266)
M Speetzen [Member] | Plus Minus Change In Fair Value From Prior Year End To Vesting Date In Covered Year Of Equity Awards Granted In Years Prior To Covered Year That Vested In Covere Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(200,797)
M Speetzen [Member] | Plus Minus Change In Fair Value From Prior Year End To Vesting Date In Covered Year Of Equity Awards Granted In Years Prior To Covered Year That Vested In Covere Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (65,193)